Annual Total Returns[BarChart] - Gold and Special Minerals Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(25.69%)	(9.14%)	(47.83%)	(15.39%)	(23.14%)	48.74%	17.19%	(13.15%)	46.37%	36.11%